PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

Property and equipment, at cost less accumulated depreciation, consisted of the following:

	As of September 30,
	2025	2024
Machinery and equipment	$4,285,476	$4,877,172
Office equipment	130,941	133,039
Vehicles	541,512	527,121
Subtotal	4,957,929	5,537,332
Less: accumulated depreciation	(1,492,976)	(1,425,413)
Property and equipment, net	$3,464,953	$4,111,919

SCHEDULE MOVEMENT OF MACHINERY AND EQUIPMENT

The movement of machinery and equipment was presented in the following table:

	2025	2024
Balance at the beginning of the year	$4,877,172	$4,038,431
Purchases	83,704	794,262
Equipment transferred from inventories	448,686	-
Disposals	(1,056,751)	(54,876)
Exchange differences	(67,335)	99,355
Balance at the end of the year	$4,285,476	$4,877,172